OPERATING LEASES	12 Months Ended
Dec. 31, 2025
Operating Leases
OPERATING LEASES

NOTE 9 – OPERATING LEASES

The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). All contracts are evaluated to determine whether or not they represent a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has operating leases primarily consisting of facilities with remaining lease terms of one year to three years. The lease term represents the period up to the early termination date unless it is reasonably certain that the Company will not exercise the early termination option.

Leases are classified as finance or operating in accordance with the guidance in ASC 842. The Company does not hold any finance leases as of December 31, 2025, 2024 and 2023.

The Company also has certain leases related to equipment and tools. A short-term lease is a lease with a term of 12 months or less and does not include the option to purchase the underlying asset that we would expect to exercise. The Company has elected to adopt the short-term lease exemption in ASC 842 and as such has not recognized a “right of use” asset or lease liability for these short-term leases.

The Company’s lease agreements do not specify an implicit borrowing rate, and generally, the lease discounted rate is set at a collateralized basis for a similar term of incremental borrowing rate as the underlying lease. However, as of December 31, 2025, the Company has not obtained borrowings from financial institutions for a number of years, making the use of a standalone incremental borrowing rate inappropriate to the new lease agreement. Consequently, the applicable lease discount rate of new lease agreements in the first half year of 2025 has been updated to 6.574% and in the last half year of 2025 has been updated to 5.232%, which represents the 3-year Indonesia Government Bond Yield as of December 31, 2025 and 2024, respectively. The weighted average discount rate is 7.15%.

The components of lease expense were as follows for each of the periods presented:

	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease expense	$638,036	796,499	$472,777
Short-term lease expense	76,077	90,142	939,500
Total operating lease costs	714,113	886,641	1,412,277
Other information
Operating cash flows used in operating leases	638,036	733,547	373,680
Weighted average remaining lease term (in years)	1.56	1.83	2.00
Weighted average discount rate	7.15%	10%	10%

Future lease payments included in the measurement of operating lease liabilities as of December 31, 2025 is as follows:

December 31, 2025
2026	$576,509
2027	306,623
Total operating lease liabilities	883,132
Less: discount on operating lease liabilities	(49,147)
Present value of operating lease liabilities	833,985
Less: Current portion of operating lease liabilities	(554,905)
Non-current portion of operating lease liabilities	279,080